Segment Information - Schedule of Operating Segment Results (Details) $ in Millions	3 Months Ended											12 Months Ended
	Mar. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) segment		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)
Segment Reporting [Abstract]
Number of segments | segment												3
Segment Reporting Information [Line Items]
Transaction and processing service fees	$ 1,566					$ 1,540						$ 6,510		$ 6,345		$ 6,330
Product sales and other	256	[1]				225	[1]					1,038	[2]	957	[2]	988	[2]
Depreciation and amortization	245					262						1,032		1,091		1,185
Segment EBITDA	563					614						2,663		2,449		2,436
Other operating expenses and other income (expense) excluding divestitures	(33)					2						146		(97)		(122)
Equity earnings in affiliates	51		$ 57	$ 55	$ 58	50		$ 52	$ 47	$ 51	$ 38	220		188		158
Total operating segments
Segment Reporting Information [Line Items]
Transaction and processing service fees	1,393					1,394						5,840		5,698		5,651
Product sales and other	256					228						1,034		954		995
Equity earnings in affiliates	6					7						30		32		36
Total segment revenues	1,655					1,629						6,904		6,684		6,682
Segment EBITDA	609					650
Total operating segments | Global Business Solutions
Segment Reporting Information [Line Items]
Transaction and processing service fees	769					767						3,250		3,197		3,090
Product sales and other	187					170						766		709		744
Equity earnings in affiliates	6					7						30		32		36
Total segment revenues	962					944						4,046		3,938		3,870
Depreciation and amortization	119					131						518		543		626
Segment EBITDA	360					386						1,687		1,644		1,606
Other operating expenses and other income (expense) excluding divestitures	(9)					26						38		36		(43)
Equity earnings in affiliates												216		185		153
Total operating segments | Global Financial Solutions
Segment Reporting Information [Line Items]
Transaction and processing service fees	319					319						1,313		1,217		1,220
Product sales and other	38					36						176		167		186
Equity earnings in affiliates	0					0						0		0		0
Total segment revenues	357					355						1,489		1,384		1,406
Depreciation and amortization	97					101						401		424		449
Segment EBITDA	119					120						529		404		370
Other operating expenses and other income (expense) excluding divestitures	3					(1)						(3)		(10)		(15)
Equity earnings in affiliates												0		0		0
Total operating segments | Network & Security Solutions
Segment Reporting Information [Line Items]
Transaction and processing service fees	305					308						1,277		1,284		1,341
Product sales and other	31					22						92		78		65
Equity earnings in affiliates	0					0						0		0		0
Total segment revenues	336					330						1,369		1,362		1,406
Depreciation and amortization	21					25						90		107		89
Segment EBITDA	130					144						608		549		585
Other operating expenses and other income (expense) excluding divestitures	0					0						96		(5)		1
Equity earnings in affiliates												4		3		5
Corporate
Segment Reporting Information [Line Items]
Transaction and processing service fees	0					0						0		0		0
Product sales and other	0					0						0		0		0
Equity earnings in affiliates	0					0						0		0		0
Total segment revenues	0					0						0		0		0
Depreciation and amortization	8					5						23		17		21
Segment EBITDA	(46)					(36)						(161)		(148)		(125)
Other operating expenses and other income (expense) excluding divestitures	$ (27)					$ (23)						15		(118)		(65)
Equity earnings in affiliates												$ 0		$ 0		$ 0

[1]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $50 million for the three months ended March 31, 2015, and $44 million for the comparable period in 2014.
[2]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $181 million, $164 million, and $160 million for the years ended December 31, 2014, 2013, and 2012, respectively.